RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instrument Asset & Liabilities Designated as Hedging and Non-hedging (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (1,153)	$ (604)	$ (643)
IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(748)	(666)	(20)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	8	(201)	(151)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	128	253	(188)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(326)	(94)	(24)
Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,540	1,235	195
Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,755)	(1,131)	$ (455)
Net Assets (Liabilities)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,153)	(604)
Less: current portion	488	434
Long-term portion	(665)	(170)
Net Assets (Liabilities) | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(748)	(666)
Net Assets (Liabilities) | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	8	(201)
Net Assets (Liabilities) | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	128	253
Net Assets (Liabilities) | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(326)	(94)
Net Assets (Liabilities) | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,540	1,235
Net Assets (Liabilities) | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,755)	(1,131)
Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,967	1,625
Less: current portion	(199)	(125)
Long-term portion	1,768	1,500
Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	50	2
Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	90	37
Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	233	335
Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	27	16
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,540	1,235
Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	27	0
Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(3,120)	(2,229)
Less: current portion	687	559
Long-term portion	(2,433)	(1,670)
Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(798)	(668)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(82)	(238)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(105)	(82)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(353)	(110)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,782)	(1,131)
Designated Hedging Instrument | Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	343	310
Designated Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	39	0
Designated Hedging Instrument | Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	96	12
Designated Hedging Instrument | Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	181	284
Designated Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	27	14
Designated Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(429)	(236)
Designated Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(71)	(94)
Designated Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	(37)
Designated Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(33)	(15)
Designated Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(325)	(90)
Designated Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,487	1,090
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	137	225
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	11	2
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(6)	25
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	52	51
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	2
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,403	1,010
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	137	225
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	27	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(2,691)	(1,993)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(727)	(574)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(82)	(201)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(72)	(67)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(28)	(20)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,782)	(1,131)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ 0	$ 0